Stock-Based Compensation (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Schedule of Class A Common Stock Converted from Profit Interest Units Activity

The following is a summary of the Class A common stock converted from Profit Interest Units activity for the six months ended June 30, 2026:

	Class A Common Stock Converted from Profit Interest Units	Weighted Average Participation Threshold
Unvested balance as of December 31, 2025	13,847,261	$1,322
Granted	-	-
Vested	(13,847,261)	(1,322)
Forfeited	-	-
Unvested balance as of June 30, 2026	-	$-
Vested balance as of June 30, 2026	14,241,982	$1,417
Conversion	(14,241,982)	$(1,417)
Outstanding as of June 30, 2026	-	$-

Schedule of Weighted Average Assumptions

The following weighted-average assumptions were used in the Monte Carlo simulation:

Volatility	75.0%
Risk-free interest rate	4.15%
Dividend yield	0.00%
Maximum term (years)	7.0
Stock price at grant date	$20.97

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Profit Interest Unit Activity

The following is a summary of the Profit Interest Unit activity for the year ended December 31, 2025:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2023	-	$-
Granted	3,643	1,000
Vested	-	-
Forfeited	-	-
Unvested balance as of December 31, 2024	3,643	1,000
Granted	506	4,418
Vested	(126)	4,418
Forfeited	-	-
Unvested balance as of December 31, 2025	4,023	$1,322
Vested balance as of December 31, 2025	126	$4,418

Schedule of Fair Value of Profit Interest Units

The Company estimated the fair value of the Profit Interest Units using the OPM on the date of grant. The assumptions used in the OPM were as follows:

	December 31,
	2025	2024
Weighted average expected term (years)	0.59	6.00
Weighted average expected volatility	80.8%	77.5%
Risk-free interest rate	3.8%	4.2%
Dividend yield	0%	0%
Weighted average Marketability Discount	14.4%	32.5%